Digital Assets Payable (Details) - Schedule of Digital Assets Payable - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Digital assets payables to:
Related parties	$ 8,926,859	$ 22,854,211
Third party payables	71,437,331	9,796,120
Cryptocurrency exchange		1,533,167
Total	$ 80,364,190	$ 34,183,498	$ 6,200,109